Forfeiture Shares (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Fair Value of Forfeited Shares
The following assumptions were used for options granted during the year in order to estimate the fair value of stock-based compensation awards:

	2021	2020
Expected term	6-10	6-10
Expected volatility	46.71%-50.7%	48.15%
Expected dividend rate	0%	0%
Risk-free rate	0.61%-1.74%	0.42%-1.69%

Schedule of Changes in Fair Value of Forfeited Shares

b.	The table below sets forth a summary of the changes in the fair value of the warrants liability classified as Level 3:

	2021	2020	2019

	U.S. dollars in thousands
Balance at beginning of year	568	459	459
Exercise of warrants	(568)	—	—
Changes in fair value	—	109	—

Balance at end of year	—	568	459

Forfeited Ordinary Shares [Member]
Schedule of Fair Value of Forfeited Shares
The fair value of the Forfeiture Shares was computed using the following key assumptions:

December 31, 2021
Stock price	7.7
Expected term (years)	2.75-3.75
Expected volatility	48.77%-48.92%
Risk-free interest rate	0.91%-1.08%

Schedule of Changes in Fair Value of Forfeited Shares
b.	The table below sets forth a summary of the changes in the fair value of the Forfeiture Shares classified as Level 3:

	2021	2020

	U.S. dollars in thousands
Balance at beginning of year	—	—
Issuance of Forfeiture Shares	4,485	—
Changes in fair value	173	—

Balance at end of year	4,658	—